Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 49,978,247	$ 50,157,772	$ 71,134,002	[1]

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)